INCOME TAXES - Permanent Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Taxable reversals of (tax deductible) write-downs on shares and receivables	$ (109)	$ 735	$ 630
Juros sobre o Capital Próprio	(229)	(323)	(37)
Other permanent items	35	88	121
Total permanent items	$ (303)	$ 500	$ 714